EMPLOYEE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2026
Employee benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2026	March 31 2025
Accrued benefit obligations:
Opening balance	$29,660	$28,382
Interest cost	971	986
Service cost	557	921
Assumption changes	(717)	133
Transfers and benefits paid	(2,423)	(2,156)
Exchange and other adjustments	1,631	1,394
Accrued benefit obligations, ending balance	$29,679	$29,660

Plan assets:
Opening balance	$3,855	$3,797
Interest income included in net interest expense	—	(28)
Exchange and other adjustments	(251)	86
Plan assets, ending balance	$3,604	$3,855
Employee benefits liability	$26,075	$25,805
Amounts recognized in other comprehensive income (before tax) were as follows:

As at	March 31 2026	March 31 2025
Total actuarial gains (losses) recognized in OCI	$717	$(133)

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2026	March 31 2025
Discount rate	3.8%	3.7%
Rate of compensation increase	0.7%	0.7%

Disclosure of sensitivity analysis for actuarial assumptions
As at March 31, 2026, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,518)	$2,406	$629	$(636)
The weighted average allocations of plan assets were:

As at	March 31 2026	March 31 2025
Other	100.0%	100.0%

Disclosure of defined benefit plans
The net employee benefits expense included the following components:

Years ended	March 31 2026	March 31 2025
Defined benefit plans
Service cost	$557	$921
Interest cost	971	986
	1,528	1,907
Defined contribution plans	12,368	11,471
Net employee benefits expense	$13,896	$13,378